Pension and other post-employment benefits- Schedule of Changes in Fair Value of Level 3 Assets (Details) - Level 3 - Private Equity Funds $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	$ 29.7
Contributions into funds	5.9
Return on assets	1.8
Distributions	(4.5)
Fair value of plan assets, end of year	$ 32.9